LEASES - Weighted-average remaining lease term and discount rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Lessee, Lease, Description [Line Items]
Lease expenses	$ 4,011	$ 3,999
Sublease rental income	$ 691	$ 645
Extension term	5 years
Weighted average remaining lease term	3 years 8 months 15 days
Weighted average discount rate	2.20%
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	9 years 3 days